Vesting Years of Service (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 Rate
EBP, Description of Plan [Line Items]
EBP, Company Matching Contribtuions Years of Vesting Service Tranche One	Less than 3
EBP, Company Matching Contributions Vesting Years of Service Tranche Two	3 or more
EBP, Company Contributions Vesting Years of Service Percentage Tranche One	0.00%
EBP, Company Contributions Vesting Years of Service Percentage Tranche Two	100.00%